Significant Accounting Policies, Vessel Depreciation (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Vessel Depreciation [Abstract]
Estimated useful life		25 years
Change in Accounting Estimate [Abstract]
Estimated residual scrap rate per light-weight ton		$ 350	$ 300
Period in which historical data was available		15 years
Decrease in net loss	$ 37,490,000	$ (3,383,000)	$ 221,000
Decrease in loss per common share, basic (in dollars per share)	$ 7.79	$ (0.39)	$ 0.02
Decrease in loss per common share, diluted (in dollars per share)	$ 4.92	$ (0.39)	$ 0.02
Increase in Salvage Value [Member]
Change in Accounting Estimate [Abstract]
Decrease in net loss		$ 786,000
Decrease in loss per common share, basic (in dollars per share)		$ 0.09
Decrease in loss per common share, diluted (in dollars per share)		$ 0.09